Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Dividends declared (in USD per share)	$ 2.435	$ 2.385	$ 2.335